Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property And Equipment Excluding Gaming Equipment And Systems Disclosure [Text Block]

Note 7. Property and Equipment

Property and equipment are stated at cost. Property and equipment consisted of the following:

(amounts in thousands)	Useful Life (years)	June 30, 2014	December 31, 2013
	(Unaudited)
Equipment, vehicles, furniture and fixtures	3 – 10	$6,174	$4,109
Land and building	5	2,928	2,949
Leasehold improvements	1 – 5	1,188	1,029
Construction in progress	N/A	581	996
System development cost	N/A	201	116
		11,072	9,199
Less: accumulated depreciation		(2,004)	(1,342)
		$9,068	$7,857
Depreciation expense of property and equipment of approximately $297,000 and $174,000 was included in cost of gaming operations in the consolidated statements of comprehensive income for the six-month periods ended June 30, 2014 and 2013, respectively.
Depreciation expense of property and equipment of approximately $321,000 and $108,000 was included in cost of gaming products in the consolidated statement of comprehensive income for the six-month periods ended June 30, 2014 and 2013, respectively.

Note 7.	Property and Equipment

Property and equipment are stated at cost and consisted of the following:

	Useful
	Life	December 31,
(amounts in thousands)	(years)	2013	2012
Equipment, vehicles, furniture and fixtures	3 – 10	$4,109	$2,900
Land and building	5	2,949	2,483
Leasehold improvements	1 – 5	1,029	180
Construction in progress	N/A	1,112	1,477
		9,199	7,040
Less: accumulated depreciation		(1,342)	(870)
		$7,857	$6,170

Depreciation of property and equipment of approximately $460,000 and $NIL was recorded in cost of gaming operations in the consolidated statements of comprehensive income for the years ended December 31, 2013 and 2012, respectively.

Depreciation of property and equipment of approximately $323,000 and $91,000 was included in cost of gaming products in the consolidated statement of comprehensive income for the years ended December 31, 2013 and 2012, respectively.